Supplement dated November 13, 2012

to the Statement of Additional Information

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, April 9, 2012, June 15, 2012, July 17, 2012, and September 14, 2012)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

PORTFOLIO MANAGERS DISCLOSURE

Sub-Advisor: Principal Global Investors, LLC (Equity Portfolio Managers)

On pages 199 and 200, in the Other Accounts Managed table, delete the information regarding Michael Ade and Michael Reynal.

On pages 201 and 202, in the Ownership of Securities table, delete the information regarding Michael Ade and Michael Reynal.

11